Investment Objectives and Goals	Apr. 30, 2025
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Growth Innovators Etf (the “Growth Innovators Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek to provide capital appreciation.
Gabelli Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Equity Income ETF (the “Equity Income Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide high level of total return on its assets with an emphasis on income.
Gabelli Small & Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Small & Mid Cap ETF (the “Small and Mid Cap Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long term capital growth.
Gabelli Micro Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Micro Cap ETF (the “Micro Cap Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund primarily seeks to provide investors with long term capital appreciation.
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Love Our Planet & People ETF (the “Love Our Planet Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation.
Gabelli Automation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Automation ETF (the “Automation Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund primarily seeks to provide growth of capital.
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Commercial Aerospace and Defense ETF (the “Aerospace and Defense Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of total return on its assets with an emphasis on income.
Gabelli Green Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Green Energy ETF (the “Green Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through current income and capital appreciation.
Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Financial Services Opportunities ETF (the “Financial Services Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.